Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	5,412,810
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 18,330	$ 12,950
Restricted cash, current	1,912	9,326
Trade accounts receivable, net	1,712	5,969
Inventories (Note 4)	3,725	3,613
Due from managers	81	81
Due from related parties (Note 3)	18	147
Prepaid expenses and other receivables	4,893	5,877
Total Current Assets	30,671	37,963
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	275,610	291,207
Total Fixed Assets	275,610	291,207
OTHER NON-CURRENT ASSETS
Deferred finance charges, net	1,344	1,636
Restricted cash, non-current	9,370	9,570
Derrivative asset (Note 15)	438	0
Fair value of above market acquired time charter (Note 6)	11,180	14,330
TOTAL ASSETS	328,613	354,706
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	17,246	28,766
Accounts payable	6,389	8,264
Due to related parties (Note 3)	401	262
Accrued liabilities	2,514	3,422
Deferred revenue	1,295	1,736
Total Current Liabilities	27,845	42,450
NON-CURRENT LIABILITIES
Long term debt (Note 8)	181,267	195,348
Other non-current liabilities	191	162
TOTAL LIABILITIES	209,303	237,960
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2012 and June 30, 2013 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 5,400,810 and 5,412,810 shares issued and outstanding at December 31, 2012 and June 30, 2013, respectively (Note 9)	54	54
Additional paid in capital	521,546	520,946
Accumulated deficit	(402,290)	(404,254)
Total Stockholders' Equity	119,310	116,746
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 328,613	$ 354,706

Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Jun. 30, 2013 Preferred Stock	Dec. 31, 2012 Preferred Stock	Jun. 30, 2013 Common Stock	Dec. 31, 2012 Common Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock - Par Value			$ 0.01	$ 0.01
Common Stock - Shares Authorized			300,000,000	300,000,000
Common Stock - Shares Issued			5,412,810	5,400,810
Common Stock - Shares Outstanding			5,412,810	5,400,810

Unaudited Interim Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Voyage revenues	$ 35,362	$ 49,670
Management fee income (Note 3)	456	137
Total revenues	35,818	49,807
Expenses
Voyage expenses	4,505	14,029
Vessel operating expenses	13,732	14,169
Dry docking expenses	572	1,026
Depreciation	8,070	19,197
Gain on derivative instruments, net (Note 15)	(438)	(64)
General and administrative expenses	4,709	5,337
Gain on time charter agreement termination (Note 7)	0	(6,454)
Other operational loss (Note 11)	562	0
Other operational gain (Note 10)	(1,647)	(140)
Loss on sale of vessel (Note 5)	81	3,164
Total Operating Expenses	30,146	50,264
Operating (loss) / income	5,672	(457)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(3,794)	(4,142)
Interest and other income	86	139
Total other expenses, net	(3,708)	(4,003)
Net (loss) / income	$ 1,964	$ (4,460)
(Loss) / Earnings per share, basic (Note 12)	$ 0.36	$ (0.83)
(Loss) / Earnings per share, diluted (Note 12)	$ 0.36	$ (0.83)
Weighted average number of shares outstanding, basic (Note 12)	5,414,998	5,385,359
Weighted average common shares outstanding, diluted (Note 12)	5,443,639	5,385,359

Unaudited Interim Condensed Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated deficit
BALANCE, value at Dec. 31, 2011	$ 434,213	$ 54	$ 520,261	$ (86,102)
BALANCE, number of shares at Dec. 31, 2011		5,357,224
Net Income / (Loss)	(4,460)			(4,460)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 13)	1,402	1	1,401
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 13)		105,333
Dividends declared and paid ($0.45)	(2,416)			(2,416)
Repurchase and cancellation of common shares, value (Note 9)	(861)	(1)	(860)
Repurchase and cancellation of common shares, shares (Note 9)		(61,730)
BALANCE, value at Jun. 30, 2012	427,878	54	520,802	(92,978)
BALANCE, number of shares at Jun. 30, 2012		5,400,827
BALANCE, value at Dec. 31, 2012	116,746	54	520,946	(404,254)
BALANCE, number of shares at Dec. 31, 2012		5,400,810
Net Income / (Loss)	1,964			1,964
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 13)	600		600
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 13)		12,000
Repurchase and cancellation of common shares, value (Note 9)	0
BALANCE, value at Jun. 30, 2013	$ 119,310	$ 54	$ 521,546	$ (402,290)
BALANCE, number of shares at Jun. 30, 2013		5,412,810

Unaudited Interim Condensed Consolidated Statements of Stockholders Equity (Parentheticals) (USD $)	6 Months Ended
Jun. 30, 2012
Consolidated Statement of Stockholders Equity
Dividends declared and paid, per share	$ 0.45

Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net (loss)/ income	$ 1,964	$ (4,460)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	8,070	19,197
Amortization of fair value of above market acquired time charters (Note 6)	3,150	3,167
Amortization of deferred finance charges (Note 8)	292	257
Loss on sale of vessel (Note 5)	81	3,164
Stock-based compensation (Note 13)	600	1,402
Change in fair value of derivatives (Note 15)	(438)	(82)
Other non-cash charges	29	51
Gain from insurance claim (Note 10)	(397)	(140)
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	0	153
Trade accounts receivable	4,257	2,542
Inventories (Note 4)	(112)	971
Prepaid expenses and other receivables	151	(911)
Due from related parties (Note 3)	129	0
Due from managers	0	(11)
Accounts payable	(1,875)	(4,954)
Due to related parties (Note 3)	139	(186)
Accrued liabilities	(637)	(383)
Due to managers	0	(48)
Deferred revenue	(441)	(375)
Net cash provided by Operating Activities	14,962	19,354
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(827)	(56)
Cash proceeds from vessel sale (Note 5)	8,273	7,989
Insurance proceeds	1,230	1,350
Decrease in restricted cash	7,614	2,039
Increase in restricted cash	0	(713)
Net cash provided by Investing Activities	16,290	10,609
Cash Flows from Financing Activities:
Loan repayment	(25,601)	(24,027)
Financing fees paid	(271)	0
Repurchase of common shares	0	(861)
Cash dividend	0	(2,416)
Net cash used in Financing Activities	(25,872)	(27,304)
Net increase in cash and cash equivalents	5,380	2,659
Cash and cash equivalents at beginning of period	12,950	15,072
Cash and cash equivalents at end of period	18,330	17,731
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for Interest	$ 3,369	$ 4,114

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.      Basis of Presentation and General Information:
Star Bulk Carriers ("Star Bulk" or the "Company") is a public shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains executive offices in Athens, Greece.
Star Bulk shares started trading on the NASDAQ Global Select Market on December 3, 2007 under the ticker symbol SBLK. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its subsidiaries, which are hereinafter collectively referred to as the "Company," and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2013, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013.
The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the Company's Annual Report on Form 20-F for the year ended December 31, 2012.
Below is the list of the Company's subsidiaries, all wholly owned, as of June 30, 2013:
Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at June 30, 2013
Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
Star Alpha LLC	Star Alpha (ex A Duckling)	175,075	January 9, 2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150,940	September 18, 2008	1991
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991

*      For vessels disposed refer to Note 5.

Below is the list of the vessels which are under commercial and technical management by the Company's wholly owned subsidiary Starbulk S.A. as of June 30, 2013. For each vessel Starbulk S.A. receives a fixed management fee of $0.75 per day.

Vessel Owning Company	Vessel Name	DWT	Effective Date of Management Agreement	Year Built

Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

Maiden Voyage LLC *	Maiden Voyage	58,722	September 28, 2012	2012

OOCAPE1 Holdings LLC *	Obelix	181,433	October 19, 2012	2011

Adore Shipping Corp.	Renascentia	74,732	June 20, 2013	1999

*      The respective companies are Company's related parties, please refer to Note 3

Additionally Starbulk S.A. has been sub-contracted by a related party, Product Shipping & Trading S.A. (please refer to Note 3), to provide certain management services, including crewing, purchasing and arranging insurance to the vessels which are under the management of Product Shipping & Trading S.A. For each vessel Starbulk S.A. receives a fixed management fee of $0.13 per day. Below is the list of the respective vessels as of June 30, 2013.

Vessel	DWT	Effective Date of Management Agreement	Year Built

Elux Lucis	45,789	March 1, 2013	2003

Undine	47,999	March 15, 2013	2004

Axelotl	37,330	June 1, 2013	2004

Laima	37,330	June 1, 2013	2003

Elixir	46,874	June 19,2013	2004

Nothern Light	50,922	June 24, 2013	2006

Significant Accounting policies	6 Months Ended
Jun. 30, 2013
Significant Accounting policies [Abstract]
Significant Accounting policies
2.         Significant Accounting Policies:

A summary of the Company's significant accounting policies is identified in Note 2 on the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2012 filed with the Securities and Exchange Commission (SEC) on March 20, 2013. There have been no changes to the Company's significant accounting policies in the six-month period ended June 30, 2013.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.      Transactions with Related Parties:
Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	December 31, 2012	June 30, 2013
Assets
Product Shipping & Trading S.A (g)	$-	$18
OOCAPE1 Holdings LLC (f)	147	-
Total Assets	$147	$18

Liabilities
Interchart Shipping Inc. (a)	$100	$228
Management and Directors Fees (b)	121	49
Maiden Voyage LLC (e)	41	76
OOCAPE1 Holdings LLC (f)	-	48
Total Liabilities	$262	$401

Statements of Operations	Six month period ended June 30,
	2012	2013
Commission on sale of vessel-Oceanbulk (d)	$(91)	$(90)
Voyage expenses-Interchart (a)	$(710)	$(397)
Executive directors consultancy fees (b)	$(228)	$(246)
Non-executive directors compensation (b)	$(67)	$(51)
Office rent - Combine Marine Ltd. (c)	$(19)	$(20)
Management fee income - Maiden Voyage LLC (e)	$-	$136
Management fee income - OOCAPE1 Holdings LLC (f)	$-	$136
Product Shipping & Trading S.A (g)	$-	$40

(a)      Interchart Shipping Inc. or Interchart: Interchart, a company affiliated to Oceanbulk Maritime S.A. (see (d) below), acts as a chartering broker of all the Company's vessels. As of December 31, 2012 and June 30, 2013, the Company had an outstanding liability of $100 and $228, respectively, to Interchart. During the six months ended June 30, 2012 and 2013, the brokerage commission on charter revenue charged by Interchart amounted to $710 and $397, respectively, and is included in "Voyage expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

(b)      Management and Directors Fees: On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date, and resigned from the Company's Board of Directors on March 31, 2012. Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's Chief Executive Officer. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the Chief Executive Officer a base fee at an annual rate of not less than €160,000 (approx. $208, using the exchange rate as of June 30, 2013, 1.30), additionally, the Chief Executive Officer was entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion and a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vested on February 7, 2012, the second installment of 9,333 shares vested on February 7, 2013 and the last installment of 9,334 shares vests on February 7, 2014.

On April 20, 2012 the Company issued the first installment of 9,333 shares and in September 2013, the Company issued the remaining two installments of 9,333 and 9,334 shares to the Company's Chief Executive Officer (please refer to Note 16). During the six month periods ended June 30, 2012 and 2013 the consultancy fees under the specific consulting agreement with the Company's Chief Executive Officer amounted to $116 and $79, respectively.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by Mr. Simos Spyrou, the Company's Chief Financial Officer. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the Chief Financial Officer a base fee at an annual rate of not less than €56,000 (approx. $73, using the exchange rate as of June 30, 2013, 1.30). During the six month periods ended June 30, 2012 and 2013, the consultancy fees under the specific consulting agreement with the Chief Financial Officer amounted to $36 and $25, respectively.

Additionally, the Chief Financial Officer is entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion.

On May 3, 2013, the Company entered into separate renewal consulting agreements with companies owned and controlled by the Company's Chief Executive Officer and Chief Financial Officer. Under these agreements, each company controlled by the Company's Chief Executive Officer and Chief Financial Officer will receive an annual consulting fee of not less than €174,600 (approx. $227, using the exchange rate as of June 30, 2013, 1.30) and €102,000 (approx. $133, using the exchange rate as of June 30, 2013, 1.30), respectively. The respective agreements have a term of three years and will be renewed for a successive year unless terminated earlier in accordance with their terms. In addition, under his renewed consulting agreement Company's Chief Executive Officer is entitled to receive a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vests on May 3, 2014, the second installment of 9,333 shares vests on May 3, 2015 and the last installment of 9,334 shares vests on May 3, 2016. During the six month period ended June 30, 2013, the consultancy fees under the renewal consulting agreements with the Company's Chief Executive Officer and Chief Financial Officer amounted to $41 and $22, respectively.

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by Mr. Zenon Kleopas, the Company's Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement, the Company pays the Chief Operating Officer a base fee at an annual rate of not less than €117,519 (approx. $153, using the exchange rate as of June 30, 2013, 1.30). During the six month periods ended June 30, 2012 and 2013, the consultancy fees under the specific consulting agreement with the Chief Operating Officer amounted to $76, and $79, respectively.

The related expenses for the Company's executive officers for the six month periods ended June 30, 2012 and 2013 were $228 and $246, respectively, and are included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations. As of December 31, 2012 and June 30, 2013, Star Bulk had an outstanding payable balance of $121 and $49 respectively, with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the Board of Directors. The related expenses for the six month periods ended June 30, 2012 and 2013 were $67 and $51, respectively and are included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

(c)      Combine Marine Ltd., or Combine Ltd.: On January 1, 2012, Starbulk S.A, entered into a one year lease agreement for office space with Combine Ltd., a company controlled by one of the Company's directors, Mrs. Milena Maria Pappas and by Mr. Alexandros Pappas, children of the Company's Chairman, Mr. Petros Pappas. The lease agreement provides for a monthly rental of €2,500 (approximately $3.3, using the exchange rate as of June 30, 2013, 1.30). On January 1, 2013, the agreement was silently renewed and unless terminated by either party, it will expire in eleven years. The related expense for the rent for the six month periods ended June 30, 2012 and 2013 was $19 and $20, respectively and is included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations. As of December 31, 2012, and June 30, 2013, the Company had no outstanding liability, with Combine Marine Ltd.

(d)      Oceanbulk Maritime, S.A., or Oceanbulk: Oceanbulk Maritime S.A, is a ship management company and is controlled by one of the Company's directors, Mrs. Milena Maria Pappas. The Company paid to Oceanbulk a brokerage commission amounting to $91 regarding the sale of vessel Star Ypsilon during the six months ended June 30, 2012, and $90 regarding the sale of vessel Star Sigma during the six months ended June 30, 2013 (Note 5). As of December 31, 2012 and June 30, 2013, the Company had no outstanding liability with Oceanbulk.

 (e)      Maiden Voyage LLC: Maiden Voyage LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors, Mrs. Milena Maria Pappas. On September 27, 2012, Starbulk S.A. entered into an agreement with Maiden Voyage LLC, a Marshall Islands company, for the commercial and technical management of the vessel Maiden Voyage, a 2012 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. receives a fixed management fee of $0.75 per day beginning on September 28, 2012, and until the agreement's termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a two month period from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the six months ended June 30, 2013, was $136 and is included under "Management fee income" in the accompanying unaudited interim condensed consolidated statement of operations.  As of December 31, 2012 and June 30, 2013, the Company had an outstanding payable balance of $41 and $76, respectively, with Maiden Voyage LLC.

(f)      OOCAPE1 Holdings LLC: OOCAPE1 Holdings LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena Maria Pappas. On October 18, 2012, Starbulk S.A. entered into an agreement with OOCAPE1 Holdings LLC, a Marshall Islands company, for the commercial and technical management of the vessel Obelix, a 2011 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. receives a fixed management fee of $0.75 per day beginning on October 19, 2012, and until the agreement's termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a two month period from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the six months ended June 30, 2013, was $136 and is included under "Management fee income" in the accompanying unaudited interim condensed consolidated statement of operations. As of December 31, 2012, and as of June 30, 2013, the Company had an outstanding receivable of $147 and an outstanding liability of $48, respectively, with OOCAPE1 Holdings LLC.

(g)      Product Shipping & Trading S.A: Product Shipping & Trading S.A is controlled by family members of the Company's Chairman, Mr. Petros Pappas. On June 7, 2013, Starbulk S.A entered into an agreement with Product Shipping & Trading S.A, a Marshall Islands company, under which, the Company will provide certain management services including crewing, purchasing and arranging insurance to the vessels which are under the management of Product Shipping & Trading S.A. Pursuant to the terms of this agreement, Starbulk S.A. receives a fixed management fee of $0.13 per day, per vessel. As of June 30, 2013, the Company provided the respective services to six product tanker vessels. The related income for the six months ended June 30, 2013, was $40 and is included under "Management fee income" in the accompanying unaudited interim condensed consolidated statement of operations. As of June 30, 2013, the Company had an outstanding receivable of $18, with Product Shipping & Trading S.A.

Inventories	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Inventories
4.      Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2012	June 30, 2013
Lubricants	$1,985	$1,506
Bunkers	1,628	2,219
Total	$3,613	$3,725

__________________________________________________________________________________________

Vessels and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2013
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net
5.      Vessels and Other Fixed Assets, Net:
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	December 31, 2012	June 30, 2013
Cost
Vessels	$772,981	$422,325
Other fixed assets	679	790
Impairment charge	(303,219)	-
Total cost	470,441	423,115
Accumulated depreciation	(179,234)	(147,505)
Vessels and other fixed assets, net	$291,207	$275,610

Vessel acquired / disposed during the six month period ended June 30, 2012
On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 2%. The vessel was delivered to its purchasers on March 9, 2012. The net carrying amount of Star Ypsilon as of the date of its delivery was $11,152 and the resulting loss of $3,164 is included under "Loss on sale of vessel" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2012.

Vessels acquired / disposed during the six month period ended June 30, 2013
On March 14, 2013, the Company entered into an agreement with a third party to sell the Star Sigma for a contracted price of $9,044 less address commission of 3% and brokerage commission of 1%. The vessel was delivered to its purchasers on April 10, 2013. The net carrying amount of Star Sigma as of the date of its delivery was $8,354 and the resulting loss of $81 is included under "Loss on sale of vessel" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2013.

No vessel acquisitions took place during 2012 and during the six month period ended June 30, 2013.

Fair Value of Above Market Acquired Time Charters	6 Months Ended
Jun. 30, 2013
Fair Value Of Above Below Market Acquired Time Charters [Abstract]
Fair Value of AboveMarket Acquired Time Charters
6.      Fair value of Above Market Acquired Time Charters:

The amortization of fair value of above-market acquired time charters related to the vessels Star Big and Star Mega, which were acquired in 2011, amounted to $3,167 and $3,150 for the six month periods ended June 30, 2012 and 2013, respectively, and are included under "Voyage revenues" in the accompanying unaudited interim condensed consolidated statements of operations.
The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analyzed as follows:

Years	Amount
June 30, 2014	$6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$11,180

__________________________________________________________________________________________

Gain on time charter agreement termination	6 Months Ended
Jun. 30, 2013
Gain On Time Charter Agreement Termination [Abstract]
Gain On Time Charter Agreement Termination
7.      Gain on time charter agreement termination:
For the six month period ended June 30, 2012

The vessel Star Sigma, was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720. Total amount of $6,454 is included under "Gain on time charter agreement termination" in the accompanying unaudited interim condensed consolidated statement of operations for the period ended June 30, 2012.

No gain on time charter agreement termination was recorded in the six month period ended June 30, 2013.

Long-term Debt	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term Debt
8.      Long-term Debt:

The principal payments required to be made after June 30, 2013, for all outstanding debt are as follows:

Years	Amount
June 30, 2014	$17,246
June 30, 2015	23,713
June 30, 2016	35,715
June 30, 2017	76,720
June 30, 2018	3,940
June 30, 2019 and thereafter	41,179
Total	$198,513

Interest expense for the six month periods ended June 30, 2012 and 2013, amounted to $3,801, and $3,455, respectively, amortization of deferred finance fees amounted to $257 and $292, respectively, and other finance fees amounted to $84 and $47, respectively, and are included under "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations as of June 30, 2012, and 2013, respectively.

As of June 30, 2013, the Company was in compliance with the amended financial and other covenants contained in its loan agreements.

All vessels are first-priority mortgaged as collateral to the Company's loan facilities.

Preferred, Common Stock and Additional Paid in Capital	6 Months Ended
Jun. 30, 2013
Preferred, Common Stock and Additional Paid-in Capital [Abstract]
Preferred, Common Stock and Additional Paid-in Capital
9.      Preferred, Common Stock and Additional Paid in Capital:

Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of June 30, 2013 the Company has not issued any preferred stock.

Common Stock: Until 2009, Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009 at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company was authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.

15-for-1 reverse stock split: Effective as of the opening of trading on October 15, 2012, the Company affected a one-for-fifteen reverse stock split of its common shares. The reverse stock split was approved by shareholders at the Company's 2012 Annual General Meeting of Shareholders held on September 7, 2012. The reverse stock split reduced the number of the Company's common shares from 81,012,403 to 5,400,810 and affected all issued and outstanding common shares. No fractional shares were issued in connection to the reverse split. Shareholders who would otherwise hold a fractional share of the Company's common stock received a cash payment in lieu of such fractional share.

Share repurchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares would be cancelled and removed from the Company's share capital.
On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 worth of Company's shares, at a maximum price of $1.30 per share. On November 9, 2011, the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.

During the six month period ended June 30, 2012, the Company repurchased in the open market, for an aggregate purchase price of $861, and cancelled 61,730 treasury shares.

Other Operational Gain	6 Months Ended
Jun. 30, 2013
Other Operational Gain [Abstract]
Other Operational Gain
10.      Other Operational Gain:

Other operational gain for the six month period ended June 30, 2012, totaled $140 and represented gain from hull & machinery claim. For the six month period ended June 30, 2013, other operational gain totaling $1,647 represented non-recurring revenue of $1,250 from the settlement of a commercial claim and a gain from hull & machinery claim of $397.

Other Operational Loss	6 Months Ended
Jun. 30, 2013
Other Operational Loss [Abstract]
Other Operational Loss
11.      Other Operational Loss:

On September 29, 2010, the Company agreed with a third party to sell a 45% interest in the future proceeds related to the recovery of certain of the commercial claims against a consideration of $5,000. During the six month period ended June 30, 2013, an expense amounted to $562 incurred by the Company towards the third party based on the agreement mentioned above. The expense of $562 was incurred in connection to the settlement amount of $1,250 described in Note “Other Operational Gain”, above. This amount is presented in "Other operational loss" in the accompanying unaudited interim condensed consolidated statement of operations for the period ended June 30, 2013. For the six month period ended June 30, 2012, no other operational loss was recorded.

Earnings per Share	6 Months Ended
Jun. 30, 2013
Losses per Share [Abstract]
Losses per Share
12.      Earnings per Share:

All shares issued (including the restricted shares issued under the Company's equity incentive plan) are the Company's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed.

The Company calculates basic and diluted earnings per share as follows:

	Six month period ended June 30,
	2012	2013
Income:
Net (loss)/income	$(4,460)	$1,964

Basic (loss) /earnings per share:
Weighted average common shares outstanding, basic	5,385,359	5,414,998
Basic (loss)/earnings per share	$(0.83)	$0.36

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	28,641
Weighted average common shares outstanding, diluted	5,385,359	5,443,639
Diluted (loss)/earnings per share	$(0.83)	$0.36

The weighted average diluted common shares outstanding for the six month period ended June 30, 2013 includes the effect of 28,641 shares being the number of incremental shares assumed to be issued under the treasury stock method.

Equity Incentive Plan	6 Months Ended
Jun. 30, 2013
Equity Incentive Plan [Abstract]
Equity Incentive Plan
13.      Equity Incentive Plan:

On August 31, 2011, the Board of Directors adopted the 2011 Equity Incentive Plan (the 2011 Plan). The Company reserved a total of 133,333 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan. All provisions of the 2011 Plan are similar with the Company's previous Equity Incentive Plans provisions. As of June 30, 2013, 133,333 shares have been granted and 122,573 of these shares have been vested.

On January 17, 2012, 90,667 restricted common shares were granted to certain directors, officers, employees of the Company and its subsidiaries. The fair value of each share was $13.50 and has been determined by reference to the closing price of the Company's common stock on the grant date. The respective shares were issued on April 20, 2012 and vested on March 30, 2012.

On March 21, 2013, the Board of Directors adopted the 2013 Equity Incentive Plan (the 2013 Plan) and reserved for issuance 240,000 common shares thereunder. The terms and conditions of the 2013 Equity Incentive Plan are substantially similar to the terms and conditions of Company's previous Equity Incentive Plans. As of June 30, 2013, 237,907 shares have been granted and none of these shares have been vested.

On March 21, 2013, 239,333 restricted common shares were granted to certain directors, officers, employees of the Company and its subsidiaries, the respective shares will be issued in the third quarter of 2013 and will vest on March 21, 2014. Additionally, on the same day, 12,000 restricted common shares were granted to the Company's former director Mr. Espig, the respective share vested immediately and issued on June 27, 2013. The fair value of each share was $6.46 and has been determined by reference to the closing price of the Company's common stock on the grant date.

All non-vested shares are conditional upon the grantee's continued service as an employee of the Company, or as a director until the applicable vesting date. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the issued and non-vested shares pay dividends as declared. The dividends of these shares are forfeitable.

The Company estimates that there will be no forfeitures of non-vested shares. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest. For the six month periods ended June 30, 2012 and 2013, stock based compensation cost was $1,402 and $600, respectively, and is included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

A summary of the status of the Company's non-vested shares as of June 30, 2013 and the movement during the year ended December 31, 2012 and the six month period ended June 30, 2013, is presented below.

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	28,000	$36.75
Granted	90,667	13.50
Vested	(100,000)	15.67
Unvested as at December 31, 2012	18,667	$36.75

Unvested as at January 1, 2013	18,667	$36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at June 30, 2013	276,667	$7.46

As of June 30, 2013, there was $1,341 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. The cost is expected to be recognized over a weighted-average period of 0.86 years.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
14.      Commitments and Contingencies:

a)      Future minimum contractual charter revenue
Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts net of address commission which amounted to $1,469, as of June 30, 2013 will be:

Years ending June 30,	Amount*
2014	$25,038
2015	9,102
2016	3,561
2017	-
2018	-
2019 and thereafter	-
Total	$37,701

(*)      These amounts do not include any assumed off-hire except for the scheduled dry-docking intermediate and special surveys of the vessels.

b)      Legal proceedings
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, for which it has not accrued for, requiring disclosure in the accompanying unaudited interim condensed consolidated financial statements.
The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the board of directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy years other than those that have already been recorded in its condensed consolidated financial statements.

Fair Value measurements	6 Months Ended
Jun. 30, 2013
Fair Value measurements [Abstract]
Fair Value measurements
15.      Fair value measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statements of operations.

Fair value on a recurring basis

15.1      Freight derivatives and bunker derivatives:
The Company trades in the freight derivatives (FFAs and freight options) and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that can be highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying unaudited interim condensed consolidated statements of operations. For the six month periods ended June 30, 2012 and 2013, gain on freight derivatives contracts was $64 and $0, respectively. For the six month periods ended June 30, 2012 and 2013 nil gain or loss was recognized on bunker derivatives since during the respective periods the Company did not enter into any bunker derivatives contracts.

	Six month period ended June 30,
	2012	2013

Freight Derivatives	$64	$-
Interest rate swaps	-	438
Total	$64	$438

As of December 31, 2012 and June 30, 2013, no fair value measurement for assets or liabilities were recognized in the Company's unaudited interim condensed consolidated financial statements, since the Company had no open positions on freight and bunker derivatives.

15.2      Interest rate swaps
During the six month period ended June 30, 2013, the company entered into two interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities. The Company's interest rate swaps did not qualify for hedge accounting and therefore resulting gains or losses are recognized in the accompanying unaudited interim condensed consolidated statements of operations. As of June 30, 2013, the Company had outstanding two interest rate swap agreements of $26,840 and $28,628 notional amount, maturing in August and in November of 2018, respectively. The change in the fair market value of the respective agreements for the six month period ended June 30, 2013, resulted in a gain of $438 and is included in "Gain on derivative instruments” in the accompanying unaudited interim condensed consolidated statement of operations.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3: Unobservable inputs that are not corroborated by market data

The following table summarizes the valuation of the Company's financial instruments as of December 31, 2012 and June 30, 2013.

	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013

Interest rate swaps - asset position	$-	$438
Total	$0	$438

As of December 31, 2012 and June 30, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated balance sheets.
The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as of June 30, 2013.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
16.      Subsequent Events:

In July 2013, Company's board of directors, or Board increased the number of directors constituting the Board to six and appointed Mr. Roger Schmitz as a Class B director, pursuant to the terms and subject to the conditions of the stock purchase agreement that the Company entered into in May 2013, with certain new and existing investors, to backstop its equity rights offering, that was completed in July 2013.

During the third quarter of 2013, the Company entered into amended loan agreements with the Company's lenders, based on previously negotiated term sheets signed in December 2012.

In August and September, Starbulk S.A has been subcontracted by Product Shipping & Trading S.A (please refer to Note 3) to provide certain management services including crewing , purchasing and arranging  insurance to additional five product tankers, which are under the management of Product Shipping & Trading S.A.

On July 5, 2013 the Company entered into agreements with Shanghai Waigaoqiao Shipbuilding Co. Ltd., or SWS, shipyard to build two 180,000 dwt eco-type, fuel efficient Capesize drybulk vessels for an aggregate purchase price of $95,960 with expected deliveries in fourth quarter of 2015 and in first quarter of 2016, respectively. In August the Company paid the first installments to SWS of $28,788 and the remaining amount is payable upon the delivery of each of the two Capesize drybulk vessels.

On July 10, the Company entered into letters of intent, which are subject to the negotiation and execution of definitive documentation, with a major Japanese shipyard for the construction of two 60,000 DWT eco-type, fuel efficient Ultramax drybulk vessels for an aggregate purchase price of approximately $55,040 with expected delivery in 2015.

On July 24, 2013, Starbulk S.A. entered into an agreement with Hamon Shipping Inc., an unaffiliated Marshall Islands company, for the commercial and technical management of the vessel Marto, a 2001 built Panamax drybulk carrier. Pursuant to the terms of this management agreement, the Company will receive a fixed management fee of $0.75 per day beginning August 2, 2013 and until the agreement's termination upon written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet.

On July 25, 2013, pursuant to a rights offering, approved by the Company's Board of Directors in April 2013, the Company issued 15,338,861 shares of common stock, which resulted in gross proceeds of $80,064. The proceeds are expected to be primarily used for orders for fuel-efficient dry-bulk vessels with some of the proceeds being reserved for working capital and general corporate purposes.

On August 5, 2013, Maiden Voyage LLC (please refer to Note 3) sold its vessel Maiden Voyage, one of the Company's vessels under management, to Premiere Voyage LLC, a Marshall Islands company. On the same date Starbulk S.A entered into an agreement with Premiere Voyage LLC, for the commercial and technical management of the vessel Maiden Voyage with the terms of this agreement being the same with the agreement with Maiden Voyage LLC. Premiere Voyage LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena Maria Pappas.

On August 23, 2013, Starbulk S.A. entered into an agreement with Sea Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Big Bang, a 2007 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. will receive a fixed management fee of $0.75 per day beginning on August 30, 2013, and until the agreement's termination upon two months advanced written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet. Sea Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena Maria Pappas.

In September 2013, the Company issued 239,333 common shares that were awarded to Company's directors, officers and employees under the 2011 and 2013 Equity Incentive Plan. All the newly issued shares will vest on March 21, 2014.  In addition, on the same day the Company issued 18,667 common shares, which represent the second and the third instalments awarded to Mr Spyros Capralos, Company's Chief Executive Officer pursuant to the terms of his consultancy agreement effective February 7, 2011. The second instalment vested on February 7, 2013 and the third instalment will vest on February 7, 2014.

On September 12, 2013, Starbulk S.A., entered into an agreement with Sky Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Big Fish, a 2004 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. will receive a fixed management fee of $0.75 per day until the agreement's termination upon two months advanced written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet. Sky Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by Mrs. Milena Maria Pappas, one of the Company's directors.

On September 12, 2013 Starbulk S.A., entered into an agreement with Glory Supra Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Strange Attractor, a 2006 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A. will receive a fixed management fee of $0.75 per day until the agreement's termination upon two months advanced written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet. Glory Supra Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by Mrs. Milena Maria Pappas, one of the Company's directors.

Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
List of Subsidiaries
Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at June 30, 2013
Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
Star Alpha LLC	Star Alpha (ex A Duckling)	175,075	January 9, 2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150,940	September 18, 2008	1991
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991

List of vessels under commercial and technical management by Starbulk S.A.
Vessel Owning Company	Vessel Name	DWT	Effective Date of Management Agreement	Year Built

Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

Maiden Voyage LLC *	Maiden Voyage	58,722	September 28, 2012	2012

OOCAPE1 Holdings LLC *	Obelix	181,433	October 19, 2012	2011

Adore Shipping Corp.	Renascentia	74,732	June 20, 2013	1999

List of vessels under management services subcontracted by Product Shipping & Trading S.A.
Vessel	DWT	Effective Date of Management Agreement	Year Built

Elux Lucis	45,789	March 1, 2013	2003

Undine	47,999	March 15, 2013	2004

Axelotl	37,330	June 1, 2013	2004

Laima	37,330	June 1, 2013	2003

Elixir	46,874	June 19,2013	2004

Nothern Light	50,922	June 24, 2013	2006

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	December 31, 2012	June 30, 2013
Assets
Product Shipping & Trading S.A (g)	$-	$18
OOCAPE1 Holdings LLC (f)	147	-
Total Assets	$147	$18

Liabilities
Interchart Shipping Inc. (a)	$100	$228
Management and Directors Fees (b)	121	49
Maiden Voyage LLC (e)	41	76
OOCAPE1 Holdings LLC (f)	-	48
Total Liabilities	$262	$401

Statements of Operations	Six month period ended June 30,
	2012	2013
Commission on sale of vessel-Oceanbulk (d)	$(91)	$(90)
Voyage expenses-Interchart (a)	$(710)	$(397)
Executive directors consultancy fees (b)	$(228)	$(246)
Non-executive directors compensation (b)	$(67)	$(51)
Office rent - Combine Marine Ltd. (c)	$(19)	$(20)
Management fee income - Maiden Voyage LLC (e)	$-	$136
Management fee income - OOCAPE1 Holdings LLC (f)	$-	$136
Product Shipping & Trading S.A (g)	$-	$40

Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Schedule of inventories
	December 31, 2012	June 30, 2013
Lubricants	$1,985	$1,506
Bunkers	1,628	2,219
Total	$3,613	$3,725

Vessels and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2013
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2012	June 30, 2013
Cost
Vessels	$772,981	$422,325
Other fixed assets	679	790
Impairment charge	(303,219)	-
Total cost	470,441	423,115
Accumulated depreciation	(179,234)	(147,505)
Vessels and other fixed assets, net	$291,207	$275,610

Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Of Above Below Market Acquired Time Charters [Abstract]
Estimated aggregate amortization expense of the above market acquired time charters
Years	Amount
June 30, 2014	$6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$11,180

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Principal payments
Years	Amount
June 30, 2014	$17,246
June 30, 2015	23,713
June 30, 2016	35,715
June 30, 2017	76,720
June 30, 2018	3,940
June 30, 2019 and thereafter	41,179
Total	$198,513

Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2013
Losses per Share [Abstract]
Schedule of losses per share
	Six month period ended June 30,
	2012	2013
Income:
Net (loss)/income	$(4,460)	$1,964

Basic (loss) /earnings per share:
Weighted average common shares outstanding, basic	5,385,359	5,414,998
Basic (loss)/earnings per share	$(0.83)	$0.36

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	28,641
Weighted average common shares outstanding, diluted	5,385,359	5,443,639
Diluted (loss)/earnings per share	$(0.83)	$0.36

Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2013
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	28,000	$36.75
Granted	90,667	13.50
Vested	(100,000)	15.67
Unvested as at December 31, 2012	18,667	$36.75

Unvested as at January 1, 2013	18,667	$36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at June 30, 2013	276,667	$7.46

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Future minimum contractual charter revenue
Schedule of future minimum contractual charter revenue
Years ending June 30,	Amount*
2014	$25,038
2015	9,102
2016	3,561
2017	-
2018	-
2019 and thereafter	-
Total	$37,701

Fair Value measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value measurements [Abstract]
Schedule of derivative instruments
	Six month period ended June 30,
	2012	2013

Freight Derivatives	$64	$-
Interest rate swaps	-	438
Total	$64	$438

Schedule of interest rate derivatives
	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013

Interest rate swaps - asset position	$-	$438
Total	$0	$438

Basis of Presentation and General Information - Vessels list (Table) (Details)	Jun. 30, 2013
Star Aurora
Vessel
DWT	171,199
Year Built	2000
Star Big
Vessel
DWT	168,404
Year Built	1996
Star Borealis
Vessel
DWT	179,678
Year Built	2011
Star Mega
Vessel
DWT	170,631
Year Built	1994
Star Polaris
Vessel
DWT	179,546
Year Built	2011
Star Cosmo
Vessel
DWT	52,247
Year Built	2005
Star Delta (ex F Duckling)
Vessel
DWT	52,434
Year Built	2000
Star Epsilon (ex G Duckling)
Vessel
DWT	52,402
Year Built	2001
Star Gamma (ex C Duckling)
Vessel
DWT	53,098
Year Built	2002
Star Kappa (ex E Duckling)
Vessel
DWT	52,055
Year Built	2001
Star Omicron
Vessel
DWT	53,489
Year Built	2005
Star Theta (ex J Duckling)
Vessel
DWT	52,425
Year Built	2003
Star Zeta (ex I Duckling)
Vessel
DWT	52,994
Year Built	2003
Star Alpha (ex A Duckling) - Disposed
Vessel
DWT	175,075
Year Built	1992
Star Beta (ex B Duckling) - Disposed
Vessel
DWT	174,691
Year Built	1993
Star Ypsilon - Disposed
Vessel
DWT	150,940
Year Built	1991
Star Sigma - Disposed
Vessel
DWT	184,403
Year Built	1991

Basis Of Presentation And General Information - Vessels under commercial and technical management by the subsidiary Star Bulk S.A. (Table) (Details) (USD $)	Jun. 30, 2013
Serenity I
Vessels [Line Items]
DWT	53,688
Year Built	2006
Maiden Voyage
Vessels [Line Items]
DWT	58,722
Year Built	2012
Obelix
Vessels [Line Items]
DWT	181,433
Year Built	2011
Renascentia
Vessels [Line Items]
DWT	74,732
Year Built	1999
Vessels under commercial and technical management by the subsidiary Starbulk S.A.
Vessels [Line Items]
Daily fixed management fee received per vessel	750

Basis of Presentation and General Information - Product Shipping and Trading S.A. Managed Vessels (Table) (Details) (USD $)	Jun. 30, 2013
Elux Lucis
Vessels [Line Items]
DWT	45,789
Year Built	2003
Undine
Vessels [Line Items]
DWT	47,999
Year Built	2004
Axelotl
Vessels [Line Items]
DWT	37,330
Year Built	2004
Laima
Vessels [Line Items]
DWT	37,330
Year Built	2003
Elixir
Vessels [Line Items]
DWT	46,874
Year Built	2004
Northern Light
Vessels [Line Items]
DWT	50,922
Year Built	2006
Vessels under the management of Product Shipping And Trading S.A.
Vessels [Line Items]
Daily fixed management fee received per vessel	130

Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets
Due from related parties	$ 18	$ 147
Liabilities
Due to related parties	401	262
Product Shipping & Trading S.A. (g)
Assets
Due from related parties	18	0
OOCAPE1 Holdings LLC (f)
Assets
Due from related parties	0	147
Liabilities
Due to related parties	48	0
Interchart Shipping Inc. (a)
Liabilities
Due to related parties	228	100
Management and Directors Fees (b)
Liabilities
Due to related parties	49	121
Maiden Voyage LLC (e)
Liabilities
Due to related parties	$ 76	$ 41

Transactions with Related Parties - Statements of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Management fee income	$ 456	$ 137
Oceanbulk Maritime S.A. (d)
Related Party Transaction [Line Items]
Commision on sale of vessel	(90)	(91)
Interchart Shipping Inc. (a)
Related Party Transaction [Line Items]
Voyage expenses	(397)	(710)
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees	(246)	(228)
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation	(51)	(67)
Combine Marine Ltd. (c)
Related Party Transaction [Line Items]
Office rent	(20)	(19)
Maiden Voyage LLC (e)
Related Party Transaction [Line Items]
Management fee income	136	0
OOCAPE1 Holdings LLC (f)
Related Party Transaction [Line Items]
Management fee income	136	0
Product Shipping & Trading S.A. (g)
Related Party Transaction [Line Items]
Management fee income	$ 40	$ 0

Transactions with Related Parties - Additional Information - Management (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended									6 Months Ended			0 Months Ended	6 Months Ended		3 Months Ended	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Feb. 07, 2011 CEO	Sep. 30, 2013 CEO	Jun. 30, 2013 CEO USD ($)	Jun. 30, 2013 CEO EUR (€)	Jun. 30, 2012 CEO USD ($)	May 03, 2016 CEO	May 03, 2015 CEO	May 03, 2014 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO	Jun. 30, 2013 CFO USD ($)	Jun. 30, 2013 CFO EUR (€)	Jun. 30, 2012 CFO USD ($)	May 03, 2013 CEO	Jun. 30, 2013 CEO USD ($)	Jun. 30, 2013 CEO EUR (€)	Apr. 20, 2012 CEO - First Installment	Sep. 30, 2013 CEO - Second Installment	Sep. 30, 2013 CEO - Third Installment	Jun. 30, 2013 CFO USD ($)	Jun. 30, 2013 CFO EUR (€)	Jun. 30, 2013 COO USD ($)	Jun. 30, 2013 COO EUR (€)	Jun. 30, 2012 COO USD ($)
Related Party Transaction [Line Items]
Executive directors consultancy fees					$ 79		$ 116							$ 25		$ 36		$ 41					$ 22		$ 79		$ 76
Number of shares issued				18,667																9,333	9,333	9,334
Minimum annual consulting fees					$ 208	€ 160								$ 73	€ 56			$ 227	€ 175				$ 133	€ 102	$ 153	€ 118
Number of shares vested during the period								9,334	9,333	9,333	9,334	9,333	9,333
Number of shares granted during the period	279,333	90,667	28,000														28,000
US Dollar to Euro exchange rate	1.3

Transactions with Related Parties - Additional Information - Other (Details)	Jun. 30, 2013	Jun. 30, 2013 Combine Marine Ltd. USD ($)	Jun. 30, 2013 Combine Marine Ltd. EUR (€)	Sep. 28, 2012 Maiden Voyage LLC USD ($)	Oct. 19, 2012 OOCAPE1 Holdings LLC USD ($)	Jun. 07, 2013 Product Shipping & Trading S.A. (g) USD ($)
Related Party Transaction [Line Items]
Rent expense per month		$ 3,300	€ 2,500
Daily fixed management fee received per vessel				$ 750	$ 750	$ 130
US Dollar to Euro exchange rate	1.3

Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Lubricants	$ 1,506	$ 1,985
Bunkers	2,219	1,628
Total	$ 3,725	$ 3,613

Vessels and Other Fixed Assets, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cost
Vessels	$ 422,325	$ 772,981
Other fixed assets	790	679
Impairment charge	0	(303,219)
Total cost	423,115	470,441
Accumulated depreciation	(147,505)	(179,234)
Vessels and other fixed assets, net	$ 275,610	$ 291,207

Vessels and Other Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2012 Star Ypsilon	Mar. 09, 2012 Star Ypsilon	Jun. 30, 2013 Star Sigma	Mar. 14, 2013 Star Sigma	Jan. 04, 2012 Star Sigma
Vessels [Line Items]
Delivery date				Mar 9, 2012		Apr 10, 2013
Metric tons of fuel oil					667			1,027
Contracted sale price					$ 9,126		$ 9,044
Vessel impairment loss	0		303,219
Address commission				3.00%		3.00%
Brokerage commission				2.00%		1.00%
Carrying value of vessel					11,152		8,354
Loss on sale of vessel	$ 81	$ 3,164		$ 3,164		$ 81

Fair Value of Above Market Acquired Time Charters - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Estimated aggregate amortization expense of the above market acquired time charters
June 30, 2014	$ 6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	11,180		14,330
Vessels [Line Items]
Amortization of fair value of above market acquired time charters	3,150	3,167
Star Big and Star Mega
Vessels [Line Items]
Amortization of fair value of above market acquired time charters	$ 3,150	$ 3,167

Gain on Time Charter Agreement Termination (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		56 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Oct. 29, 2013 Star Sigma	Jan. 04, 2012 Star Sigma	Jan. 04, 2012 Star Sigma - Amount received in cash	Jan. 04, 2012 Star Sigma - Value of fuels received as compensation
Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination [Line Items]
Gain on time charter agreement termination	$ 0	$ 6,454			$ 5,734	$ 720
Metric tons of fuel oil				1,027
Gross daily charter rate			$ 38

Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Long-term Debt - Principal payments
June 30, 2014	$ 17,246
June 30, 2015	23,713
June 30, 2016	35,715
June 30, 2017	76,720
June 30, 2018	3,940
June 30, 2019 and thereafter	41,179
Total	$ 198,513

Long-term Debt - Covenant Compliance (Details)	6 Months Ended
Jun. 30, 2013
Long term debt [Line Items]
Debt Instrument Covenant Compliance	As of June 30, 2013, the Company was in compliance with the amended financial and other covenants contained in its loan agreements.

Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Long term debt [Line Items]
Interest expense	$ 3,455	$ 3,801
Amortization of deferred finance fees	292	257
Other finance fees	$ 47	$ 84

Preferred, Common Stock and Additional Paid in Capital - Equity (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Nov. 23, 2009	Nov. 22, 2009
Common Stock
Common Stock Disclosures [Abstract]
Common Stock - Shares Authorized	300,000,000	300,000,000	300,000,000	100,000,000
Common Stock - Par Value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock
Preferred Stock Disclosures [Abstract]
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Issued	0	0

Preferred, Common Stock and Additional Paid in Capital - Reverse Stock Split (Details)	3 Months Ended
Dec. 31, 2012
Reverse Stock Split Disclosures [Abstract]
Description of the reverse stock split	Effective as of the opening of trading on October 15, 2012, the Company affected a one-for-fifteen reverse stock split of its common shares. The reverse stock split was approved by shareholders at the Company?s 2012 Annual General Meeting of Shareholders held on September 7, 2012. The reverse stock split reduced the number of the Company?s common shares from 81,012,403 to 5,400,810 and affected all issued and outstanding common shares. No fractional shares were issued in connection to the reverse split. Shareholders who would otherwise hold a fractional share of the Company?s common stock received a cash payment in lieu of such fractional share.
Reverse stock split ratio	15-for-1

Preferred, Common Stock and Additional Paid in Capital - Reverse Stock Split Adjustments (Details)	Oct. 14, 2012 Prior to Reverse Stock Split adjustment	Oct. 15, 2012 After Reverse Stock Split adjustment
Reverse Stock Split [Line Items]
Common Stock - Shares Outstanding	81,012,403	5,400,810

Preferred, Common Stock and Additional Paid-in Capital - Share Repurchase Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	22 Months Ended	29 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012 Reinstatement Of Share Repurchase Plan	Jun. 30, 2013 Treasury Stock	Jun. 30, 2012 Treasury Stock	Dec. 31, 2010 Treasury Stock
Share Re-purchase plan
Share repurchase plan - authorized amount		$ 30,000	$ 3,000
Share repurchase program - maximum share price			$ 1.3
Share repurchase plan - shares repurchased and cancelled				61,730	0	0
Repurchase of common shares	$ 861

Other Operational Gain (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Other Operational Gain [Line Items]
Other operational gain	$ 1,647	$ 140
Several commercial claims
Other Operational Gain [Line Items]
Other operational gain	1,250
Hull and Machinery Claim
Other Operational Gain [Line Items]
Other operational gain	$ 397

Other Operational Loss (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended
	Sep. 29, 2010	Jun. 30, 2013	Jun. 30, 2012
Other Operational Loss [Line Items]
Percentage Of Future Proceeds Sold	45.00%
Other operational loss		$ 562	$ 0
Sale Of Future Claims Proceeds	5,000
Settlement of a specific Commercial Claim mentioned in Other Operational Gain Note
Other Operational Loss [Line Items]
Other operational loss		$ 562

Earnings per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income:
Net (loss)/ income	$ 1,964	$ (4,460)
Basic (loss)/ earnings per share:
Weighted average common shares outstanding, basic	5,414,998	5,385,359
Basic (loss)/earnings per share	$ 0.36	$ (0.83)
Effect of dilutive securities:
Dilutive effect of non-vested shares	28,641	0
Weighted average common shares outstanding, diluted	5,443,639	5,385,359
Diluted (loss)/earnings per share	$ 0.36	$ (0.83)

Equity Incentive Plan (Table) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Number of shares
Unvested at beginning of period	18,667	28,000
Granted	279,333	90,667
Vested	(21,333)	(100,000)
Unvested at end of period	276,667	18,667
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 36.75	$ 36.75
Granted	$ 6.43	$ 13.5
Vested	$ 19.71	$ 15.67
Unvested at end of period	$ 7.46	$ 36.75

Equity Incentive Plan (Details) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended		6 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Equity Incentive Plan 2011	Aug. 31, 2011 Equity Incentive Plan 2011	Jun. 30, 2013 Equity Incentive Plan 2013	Mar. 21, 2013 Equity Incentive Plan 2013	May 03, 2013 CEO	Mar. 21, 2013 Former Director	Jun. 27, 2013 Former Director	Sep. 30, 2013 Certain Directors, Officers and employees	Jan. 17, 2012 Certain Directors, Officers and employees	Mar. 21, 2013 Certain Directors, Officers and employees	Apr. 20, 2013 Certain Directors, Officers and employees	Mar. 21, 2014 Certain Directors, Officers and employees	Mar. 30, 2012 Certain Directors, Officers and employees	Feb. 07, 2011 CEO	May 03, 2016 CEO	May 03, 2015 CEO	May 03, 2014 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO
Related Party Transaction [Line Items]
Total shares authorized				133,333		240,000
Fair value of each share								$ 6.46			$ 13.5
Shares issued under share based compensation									12,000	239,333			90,667
Number of restricted shares granted during the period	279,333	90,667	133,333		237,907		28,000	12,000			90,667	239,333				28,000
Number of shares vested during the period			122,573		0			12,000						239,333	90,667		9,334	9,333	9,333	9,334	9,333	9,333

Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Equity Incentive Plan [Line Items]
Share based compensation	$ 600	$ 1,402
Total unrecognized compensation cost	$ 1,341
Expected period of recognition of unrecognized compensation cost	0 years 10 months 12 days

Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Years ending June 30,
2014	$ 25,038
2015	9,102
2016	3,561
2017	0
2018	0
2019 and thereafter	0
Total	$ 37,701

Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Vessels [Line Items]
Address Commission	$ 1,469
Insurance Coverage Maximum Amount	$ 1,000,000

Fair Value measurements - Gain Recognized (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative
Gain on derivative instruments	$ 438	$ 64
Freight Derivatives
Derivative
Gain on derivative instruments	0	64
Interest rate swaps
Derivative
Gain on derivative instruments	438	0
Interest rate swap agreement 1
Derivative
Interest rate swaps outstanding notional amount	26,840
Interest rate swap agreement 2
Derivative
Interest rate swaps outstanding notional amount	$ 28,628

Fair Value measurements - Financial Instruments Valuation (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative
Asset position	$ 438	$ 0
Significant Other Observable Inputs (Level 2)
Derivative
Asset position	438	0
Interest rate swaps | Significant Other Observable Inputs (Level 2)
Derivative
Asset position	$ 438	$ 0

Subsequent Events (Details) (USD $)	1 Months Ended	6 Months Ended		1 Months Ended							1 Months Ended	12 Months Ended			1 Months Ended
	Jul. 25, 2013	Jun. 27, 2013 Former Director	Mar. 21, 2013 Former Director	Sep. 30, 2013 CEO	May 03, 2016 CEO	May 03, 2015 CEO	May 03, 2014 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO	Sep. 30, 2013 Certain Directors, Officers and employees	Apr. 20, 2013 Certain Directors, Officers and employees	Mar. 21, 2014 Certain Directors, Officers and employees	Mar. 30, 2012 Certain Directors, Officers and employees	Aug. 31, 2013 Two Capesize Drybulk Vessels to be delivered in fourth quarter 2015 and first quarter 2016	Jul. 05, 2013 Two Capesize Drybulk Vessels to be delivered in fourth quarter 2015 and first quarter 2016	Jul. 10, 2013 Two Ultramax Drybulk Vessels to be delivered in 2015	Jul. 24, 2013 Marto	Aug. 30, 2013 Big Bang	Sep. 12, 2013 Big Fish	Sep. 12, 2013 Strange Attractor
Subequent Events [Line Items]
Purchase price																$ 95,960,000	$ 55,040,000
DWT																180,000	60,000
Number of shares issued				18,667
Payment of first installment to shipyard															28,788,000
Daily Management Fee																		750	750	750	750
Common Stock - Shares Issued	15,338,861
Proceeds from issuance of common stock	$ 80,064,000
Shares issued under share based compensation		12,000									239,333	90,667
Vested in period			12,000		9,334	9,333	9,333	9,334	9,333	9,333			239,333	90,667